Supplemental information - Wages and Benefits (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Supplemental Information [Line Items]
Short-term employee benefits expense	$ 128,510	$ 130,965
Operating expense [Member]
Disclosure Of Supplemental Information [Line Items]
Short-term employee benefits expense	73,739	70,414
General and administration expense [Member]
Disclosure Of Supplemental Information [Line Items]
Short-term employee benefits expense	$ 54,771	$ 60,551